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                           [GRAY ROBINSON LETTERHEAD]


                                November 16, 2004



VIA EDGAR

Securities and Exchange Commission
450 5th Street, N.W.
Washington, DC 20549

         Re: Tech Data Corporation Registration Statement on Form S-4 CIK No. 0000790703

Ladies and Gentlemen:

         Enclosed on behalf of our client, Tech Data Corporation (the "Company"), we have submitted herewith for filing under the Securities Act of 1933, as amended (the "1933 Act"), the Company's Registration Statement on Form S-4, including exhibits, for registration under the 1933 Act of $290,000,000 2% Convertible Subordinated Debentures due 2021 (the "Debentures"), including an indeterminate number of shares of Common Stock, par value $0.0015 per share, issuable upon conversion of the Debentures. It is my understanding that funds for the filing fee as prescribed and computed in accordance with Rule 457(c) of the 1933 Act, were wired to the Securities and Exchange Commission referencing the above CIK No. 0000790703.

         If you have any questions regarding this filing or desire any additional information, please call me at (813) 273-5135.

                                         Very truly yours,


                                         /s/ Frank N. Fleischer

                                         Frank N. Fleischer

Enclosures
cc:      Danyle Anderson, Tech Data Corporation